Assets and liabilities held for sale - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rossing Uranium [member] | Mining properties [member]
Disclosure Of Assets And Liabilities Held For Sale Line Item
Expected loss on asset held for sale	$ 300
Assets and liabilities classified as held for sale [member] | Rossing Uranium [member]
Disclosure Of Assets And Liabilities Held For Sale Line Item
Ownership interest in subsidiary	106
Assets and liabilities classified as held for sale [member] | ISAL Smelter [member]
Disclosure Of Assets And Liabilities Held For Sale Line Item
Ownership interest in subsidiary	$ 334
Assets and liabilities classified as held for sale [member] | Dunkerque Aluminium Smelter [Member]
Disclosure Of Assets And Liabilities Held For Sale Line Item
Ownership interest in subsidiary		$ 355